Putnam Investments

100 Federal Street

Boston, MA 02110

December 11, 2020

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Putnam Global Equity Fund (Reg. Nos. 2-25258) (811-01403) (the “Fund”) - Post-Effective Amendment No. 85 (the “Amendment”) to Registration Statement on Form N-1A (the “Registration Statement”)

Ladies and Gentlemen:

We are filing the referenced Amendment pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Securities Act”) and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the Staff of the Securities and Exchange Commission (the “Commission”). The Amendment is being filed in connection with the Fund’s annual update of the Registration Statement. The Amendment contains forms of prospectus and statement of additional information supplements (the “Supplements”) describing changes contemplated in connection with the repositioning of the fund as “Putnam Focused International Equity Fund” (the "Repositioning"), including changes to the fund's name, principal investment strategies and risks, performance index, portfolio managers, and fundamental investment restrictions relating to diversification of investments. As described in the Supplements, the Repositioning is contingent upon shareholder approval of proposals (i) to change in the Fund's sub-classification under the 1940 Act from "diversified" to "non-diversified" and (ii) to approve a new management contract for the Fund to change its performance index from the MSCI World Index (ND) to the MSCI ACWI ex USA Index (ND). The Fund made a PRE 14A filing with the Commission on December 4, 2020 describing these proposals. If both proposals are approved by shareholders at a March 18, 2021 shareholder meeting, the Repositioning would take effect on April 1, 2021.

Pursuant to the provisions of Rule 485(a)(1) under the Securities Act, it is intended that this Amendment become effective after 60 days.

Any comments or questions on this filing may be directed to the undersigned at 1-800-760-0044

Very truly yours,

Caitlin Robinson, Esq.

cc: James E. Thomas, Esq.

      Ropes & Gray LLP